Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

(11) Leases

The Group’s lease for office space include only fixed rental payments with no variable lease payment terms. As of December 31, 2022 and 2023, there were no leases that have not yet commenced.

The following represents the aggregate ROU assets and related lease liabilities as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Operating lease ROU assets	145,086	136,056
Current operating lease liability	62,304	57,164
Non-current operating lease liability	74,190	71,311
Total operating leased liabilities	136,494	128,475

The weighted average lease term and discount rate as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
Weighted average lease term:
Operating leases	2.83	2.83
Weighted average discount rate:
Operating leases	4.28%	3.89%

The components of lease expenses for the years ended December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Operating lease expense	97,576	74,819
Short term lease expense	1,227	7,748
Total	98,803	82,567

Supplemental cash flow information related to leases for the years ended December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	90,438	72,223
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	4,462	57,233

Maturities of lease liabilities at December 31, 2023:

Minimum Lease Payment
RMB
Year ending December 31:
2024	58,924
2025	43,048
2026	23,747
2027	5,941
2028	2,423
Thereafter	1,351
Total remaining undiscounted lease payments	135,434
Less: Interest	6,959
Total present value of lease liabilities	128,475
Less: Current operating lease liability	57,164
Non-current operating lease liability	71,311